Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information
17.	SUPPLEMENTAL CASH FLOW INFORMATION

The following table summarizes, in thousands, supplemental information about our cash flows for the years ended December 31, 2012, 2011 and 2010:

	Years Ended December 31,
	2012	2011	2010
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	$262,216	$243,825	$231,698
Cash paid for redemption call premium on 2014 Senior Notes	$—	$—	$32,759
Cash paid for income taxes, net of $5,546, $ 8,069 and $1,033 for refunds in 2012, 2011 and 2010	$82,407	$28,934	$28,439
SUPPLEMENTAL DISCLOSURE OF CASH INVESTING ACTIVITIES:
Collections applied to principal of portfolio receivables	$—	$—	$13,739
SUPPLEMENTAL DISCLOSURE OF CASH FINANCING ACTIVITIES:
Payments of portfolio notes payable	$—	$—	$686
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING ACTIVITIES:
Acquisition of property through accounts payable commitments	$18,471	$15,531	$13,322
SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCING ACTIVITIES:
Net settlement of stock options exercised	$9,405	$—	$—
Net settlement of shares issued from the deferred compensation plan	$2,231	$—	$—
Conversion of Class L common shares to Class A common shares	$—	$1,675,434	$—
Stock and stock options exchanged in cashless exercises of stock options	$—	$1,688	$—